Eaton Vance

Global Macro Absolute Return Advantage Fund

July 31, 2021 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2021, the value of the Fund’s investment in the Portfolio was $2,563,444,009 and the Fund owned 85.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

July 31, 2021

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(1)
Series 2770, Class SH, 7.007%, (7.10% - 1 mo. USD LIBOR), 3/15/34(2)	$1,026	$239,172
Series 4791, Class JI, 4.00%, 5/15/48	13,839	1,443,150

		$1,682,322

Federal National Mortgage Association:
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	$16,529	$1,782,055
Series 2010-67, Class BI, 5.50%, 6/25/25	2	20
Series 2010-109, Class PS, 6.511%, (6.60% - 1 mo. USD LIBOR), 10/25/40(2)	2,237	462,183
Series 2018-21, Class IO, 3.00%, 4/25/48	14,016	1,234,977
Series 2018-58, Class BI, 4.00%, 8/25/48	2,372	271,532

		$3,750,767

Total Collateralized Mortgage Obligations (identified cost $29,836,228)		$5,433,089

U.S. Government Guaranteed Small Business Administration Loans(3)(4) — 1.0%

Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,192	$75,786
1.88%, 10/30/42 to 12/28/42	10,409	721,198
2.13%, 1/25/43	1,648	127,523
2.24%, 11/15/32 to 4/10/43(5)	40,560	3,528,774
2.38%, 11/30/42 to 3/1/43	5,964	571,906
2.63%, 10/27/42 to 3/20/43	8,520	840,619
2.80%, 4/12/27 to 3/10/43(5)	87,568	8,773,524
2.88%, 10/27/42 to 2/13/43	10,139	1,147,676
3.03%, 2/2/27 to 12/17/43(5)	91,142	9,594,069
3.13%, 10/12/42 to 2/15/43	5,500	727,020
3.38%, 12/18/42	650	92,119
3.63%, 10/27/42 to 3/28/43	23,121	3,438,127

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $32,325,643)		$29,638,341

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 0.1%
Liberty Latin America, Ltd., 2.00%, 7/15/24		$4,760	$4,789,988

Total Bermuda			$4,789,988

Total Convertible Bonds (identified cost $4,758,906)			$4,789,988

Foreign Corporate Bonds — 7.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
IRSA Propiedades Comerciales S.A., 8.75%, 3/23/23(6)	USD	1,461	$1,385,335
YPF S.A.:
4.00% to 1/1/23, 2/12/26(7)(8)	USD	18,233	15,448,620
4.00% to 1/1/23, 2/12/26(6)(8)	USD	106	89,638
6.95%, 7/21/27(6)	USD	1,428	1,001,599
8.50%, 7/28/25(6)	USD	760	593,758

Total Argentina			$18,518,950

Armenia — 0.6%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(6)	USD	16,608	$16,546,135

Total Armenia			$16,546,135

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(6)	USD	3,827	$4,076,061

Total Belarus			$4,076,061

Brazil — 0.8%
Braskem Netherlands Finance BV, 5.875%, 1/31/50(6)	USD	5,117	$5,740,634
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(7)	USD	5,892	6,125,913
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(6)	USD	3,508	3,447,057
Oi Movel S.A., 8.75%, 7/30/26(6)	USD	1,342	1,388,970
Vale S.A., 2.762%(9)(10)	BRL	64,850	8,113,568

Total Brazil			$24,816,142

Bulgaria — 0.4%
Eurohold Bulgaria AD, 6.50%, 12/7/22(6)	EUR	9,718	$11,188,398

Total Bulgaria			$11,188,398

China — 0.2%
Times China Holdings, Ltd., 5.55%, 6/4/24(6)	USD	4,735	$4,515,430

Total China			$4,515,430

Georgia — 0.3%
Georgia Capital JSC:
6.125%, 3/9/24(6)	USD	2,988	$3,040,290
6.125%, 3/9/24(7)	USD	2,580	2,625,150
Silknet JSC, 11.00%, 4/2/24(6)	USD	3,388	3,720,126

Total Georgia			$9,385,566

Security	Principal Amount (000’s omitted)		Value
Honduras — 0.2%
Inversiones Atlantida S.A., 7.50%, 5/19/26(6)	USD	4,625	$4,821,563

Total Honduras			$4,821,563

Iceland — 1.7%
Alma Ibuethafelag HF, 6.65%, 11/26/28(11)	ISK	2,270,706	$20,303,172
Arion Banki HF, 6.00%, 4/12/24(6)	ISK	1,720,000	14,994,925
Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	7,827,091
Landsbankinn HF, 5.00%, 11/23/23(6)	ISK	1,020,000	8,657,843
WOW Air HF:
0.00%(9)(11)(12)	EUR	121	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(11)(12)	EUR	5,500	0

Total Iceland			$51,783,031

India — 0.4%
Indian Railway Finance Corp., Ltd., 2.80%, 2/10/31(6)	USD	10,939	$10,611,861

Total India			$10,611,861

Mexico — 0.3%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(6)(12)	USD	5,879	$690,782
10.00%, 12/19/22(6)(12)	USD	2,864	304,329
Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(6)	USD	1,779	1,606,090
Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,400	4,834,836

Total Mexico			$7,436,037

Moldova — 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/26(6)	USD	8,981	$9,360,357

Total Moldova			$9,360,357

Nigeria — 0.2%
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(6)	USD	4,892	$5,098,345

Total Nigeria			$5,098,345

Paraguay — 0.2%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(7)	USD	7,075	$7,372,327

Total Paraguay			$7,372,327

Peru — 0.0%(13)
PetroTal Corp., 12.00%, 2/16/24(6)(7)	USD	1,265	$1,321,925

Total Peru			$1,321,925

South Africa — 0.2%
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(6)(14)	USD	7,297	$7,397,161

Total South Africa			$7,397,161

Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(6)	USD	6,880	$7,242,941

Total Turkey			$7,242,941

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.8%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(6)	UZS	256,000,000	$23,959,785

Total Uzbekistan			$23,959,785

Total Foreign Corporate Bonds (identified cost $228,169,529)			$225,452,015

Loan Participation Notes — 1.9%

Security	Principal Amount (000’s omitted)		Value
Uzbekistan — 1.9%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(6)(11)(15)	UZS	294,368,000	$28,451,860
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(6)(11)(15)	UZS	290,568,000	27,915,844

Total Uzbekistan			$56,367,704

Total Loan Participation Notes (identified cost $58,332,762)			$56,367,704

Senior Floating-Rate Loans — 0.0%(13)

Borrower/Description	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(13)
Desarrolladora Energética S.A., Term Loan, 9.50%, 7/18/20(11)(12)(16)		$2,607	$861,778

Total Argentina			$861,778

Total Senior Floating-Rate Loans (identified cost $2,087,135)			$861,778

Sovereign Government Bonds — 54.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.0%
Provincia de Buenos Aires/Government Bonds:
4.00%, 5/15/35(6)(12)	USD	1,967	$798,919
6.50%, 2/15/23(6)(12)	USD	4,670	2,253,322
7.875%, 6/15/27(6)(12)	USD	12,167	5,900,995
9.00%, 6/9/21(6)(12)	USD	5,166	2,589,458
9.125%, 3/16/24(6)(12)	USD	6,983	3,421,670
9.625%, 4/18/28(6)(12)	USD	866	435,165
Republic of Argentina, 2.50% to 7/9/22, 7/9/41(8)	USD	41,794	15,695,564

Total Argentina			$31,095,093

Security	Principal Amount (000’s omitted)		Value
Bahrain — 1.1%
Kingdom of Bahrain:
5.45%, 9/16/32(6)	USD	18,625	$18,285,373
6.00%, 9/19/44(6)	USD	7,172	6,739,744
7.50%, 9/20/47(6)	USD	7,297	7,761,950

Total Bahrain			$32,787,067

Barbados — 1.5%
Government of Barbados, 6.50%, 10/1/29(6)	USD	43,780	$44,217,497

Total Barbados			$44,217,497

Belarus — 0.4%
Republic of Belarus, 5.875%, 2/24/26(6)	USD	14,016	$13,087,510

Total Belarus			$13,087,510

Benin — 1.3%
Benin Government International Bond, 6.875%, 1/19/52(6)	EUR	30,780	$37,646,808

Total Benin			$37,646,808

Ecuador — 0.1%
Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(6)(8)	USD	5,728	$2,978,368

Total Ecuador			$2,978,368

Egypt — 9.4%
Arab Republic of Egypt:
6.375%, 4/11/31(6)	EUR	46,967	$57,186,001
8.15%, 11/20/59(6)	USD	9,002	8,910,270
8.50%, 1/31/47(6)	USD	736	762,524
8.70%, 3/1/49(6)	USD	40,514	42,455,836
8.875%, 5/29/50(6)	USD	1,864	1,990,286
Egypt Government Bond:
14.06%, 1/12/26	EGP	633,513	39,963,102
14.483%, 4/6/26	EGP	1,076,194	68,633,069
14.556%, 10/13/27	EGP	279,103	17,829,705
14.664%, 10/6/30	EGP	715,869	45,148,030

Total Egypt			$282,878,823

Georgia — 1.2%
Georgia Treasury Bond:
7.00%, 5/30/24	GEL	51,500	$15,744,759
7.375%, 9/27/23	GEL	12,110	3,770,259
8.125%, 1/25/23	GEL	6,262	2,010,976
9.375%, 4/9/22	GEL	43,335	14,045,058

Total Georgia			$35,571,052

Iceland — 1.4%
Republic of Iceland:
6.50%, 1/24/31	ISK	3,752,922	$37,685,403
8.00%, 6/12/25	ISK	323,582	3,101,944

Total Iceland			$40,787,347

India — 0.3%
Export-Import Bank of India:
2.25%, 1/13/31(6)	USD	3,486	$3,280,219
3.25%, 1/15/30(6)	USD	4,572	4,695,717

Total India			$7,975,936

Security	Principal Amount (000’s omitted)		Value
Indonesia — 3.0%
Indonesia Government Bond, 7.50%, 4/15/40	IDR	1,260,618,000	$91,383,365

Total Indonesia			$91,383,365

Ivory Coast — 2.0%
Ivory Coast Government International Bond:
4.875%, 1/30/32(6)	EUR	7,119	$8,552,709
5.25%, 3/22/30(6)	EUR	19,942	25,053,179
6.625%, 3/22/48(6)	EUR	19,185	24,254,252
6.875%, 10/17/40(6)	EUR	1,643	2,158,113

Total Ivory Coast			$60,018,253

Lebanon — 0.6%
Lebanese Republic:
6.25%, 11/4/24(6)(12)	USD	11,108	$1,389,955
6.25%, 6/12/25(6)(12)	USD	7,800	985,374
6.40%, 5/26/23(12)	USD	11,020	1,377,775
6.65%, 4/22/24(6)(12)	USD	30,094	3,776,797
6.65%, 11/3/28(6)(12)	USD	8,500	1,073,966
6.65%, 2/26/30(6)(12)	USD	132	16,566
6.75%, 11/29/27(6)(12)	USD	1,235	156,504
6.85%, 3/23/27(6)(12)	USD	16,961	2,135,085
6.85%, 5/25/29(12)	USD	14,243	1,780,945
7.00%, 12/3/24(12)	USD	4,878	606,896
7.00%, 3/20/28(6)(12)	USD	15,142	1,953,167
7.05%, 11/2/35(6)(12)	USD	3,532	445,138
7.15%, 11/20/31(6)(12)	USD	12,224	1,546,275
8.20%, 5/17/33(12)	USD	4,223	532,753
8.25%, 5/17/34(12)	USD	3,507	442,724

Total Lebanon			$18,219,920

New Zealand — 1.0%
New Zealand Government Bond, 2.50%, 9/20/40(6)(17)	NZD	32,415	$30,555,431

Total New Zealand			$30,555,431

Pakistan — 0.5%
Islamic Republic of Pakistan:
7.375%, 4/8/31(6)	USD	2,192	$2,207,399
8.875%, 4/8/51(6)	USD	13,361	13,810,865

Total Pakistan			$16,018,264

Peru — 0.9%
Peru Government Bond:
6.15%, 8/12/32	PEN	98,559	$23,836,055
6.95%, 8/12/31	PEN	13,200	3,429,592

Total Peru			$27,265,647

Romania — 5.7%
Romania Government International Bond:
2.625%, 12/2/40(6)	EUR	5,505	$6,408,970
2.75%, 4/14/41(6)	EUR	13,231	15,454,988
3.375%, 1/28/50(6)	EUR	51,595	64,319,853
4.625%, 4/3/49(6)	EUR	57,743	85,558,849

Total Romania			$171,742,660

Security	Principal Amount (000’s omitted)		Value
Serbia — 4.9%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	1,991,430	$22,217,012
5.875%, 2/8/28	RSD	10,224,100	124,754,951

Total Serbia			$146,971,963

Suriname — 1.7%
Republic of Suriname:
9.25%, 10/26/26(6)	USD	77,193	$49,171,941
9.25%, 10/26/26(7)	USD	200	127,400
12.875%, 12/30/23(6)	USD	2,634	1,685,760

Total Suriname			$50,985,101

Thailand — 1.7%
Thailand Government Bond, 1.25%, 3/12/28(6)(17)	THB	1,662,050	$50,056,511

Total Thailand			$50,056,511

Tunisia — 0.4%
Banque Centrale de Tunisie International Bond:
5.625%, 2/17/24(6)	EUR	7,550	$7,687,047
6.75%, 10/31/23(6)	EUR	5,050	5,322,990

Total Tunisia			$13,010,037

Ukraine — 13.1%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(6)(18)	USD	31,977	$37,348,976
9.79%, 5/26/27	UAH	21,980	733,298
10.00%, 8/23/23	UAH	203,654	7,259,053
11.67%, 11/22/23	UAH	235,191	8,665,243
12.52%, 5/13/26	UAH	1,695,439	63,126,543
15.84%, 2/26/25	UAH	6,803,666	275,067,264

Total Ukraine			$392,200,377

Uruguay — 1.3%
Uruguay Government International Bond, 8.25%, 5/21/31	UYU	1,684,022	$39,290,634

Total Uruguay			$39,290,634

Uzbekistan — 0.0%(13)
Republic of Uzbekistan, 14.50%, 11/25/23(6)	UZS	9,200,000	$884,157

Total Uzbekistan			$884,157

Zambia — 0.2%
Republic of Zambia, 5.375%, 9/20/22(6)	USD	7,277	$4,687,661

Total Zambia			$4,687,661

Total Sovereign Government Bonds (identified cost $1,601,007,935)			$1,642,315,482

Sovereign Loans — 6.2%

Borrower	Principal Amount (000’s omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 5.75%, (6 mo. EURIBOR + 5.75%), 1/6/28(19)	EUR	5,655	$6,657,929

Total Ivory Coast			$6,657,929

Kenya — 0.9%
Government of Kenya:
Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(19)		$23,868	$24,137,566
Term Loan, 6.911%, (6 mo. USD LIBOR + 6.70%), 10/24/24(19)		3,480	3,521,547

Total Kenya			$27,659,113

Tanzania — 5.1%
Government of the United Republic of Tanzania:
Term Loan, 5.364%, (6 mo. USD LIBOR + 5.20%), 6/23/22(19)		$14,514	$14,876,432
Term Loan, 5.456%, (6 mo. USD LIBOR + 5.20%), 6/23/22(19)		41,914	42,919,851
Term Loan, 6.446%, (6 mo. USD LIBOR + 6.30%), 4/28/31(19)		92,880	92,972,880

Total Tanzania			$150,769,163

Total Sovereign Loans (identified cost $183,112,194)			$185,086,205

Common Stocks — 3.5%

Security	Shares		Value
Brazil — 0.3%
Petroleo Brasileiro S.A. ADR		821,100	$8,761,137

Total Brazil			$8,761,137

Bulgaria — 0.6%
Eurohold Bulgaria AD(20)		11,361,600	$17,261,811

Total Bulgaria			$17,261,811

Cyprus — 0.3%
Bank of Cyprus Holdings PLC(20)		8,424,416	$10,413,678

Total Cyprus			$10,413,678

Egypt — 0.2%
Taaleem Management Services Co. SAE(20)		17,865,400	$5,562,675

Total Egypt			$5,562,675

Georgia — 0.3%
Georgia Capital PLC(20)		1,003,008	$8,772,281

Total Georgia			$8,772,281

Iceland — 0.9%
Arion Banki HF(7)		6,077,250	$7,971,567
Eik Fasteignafelag HF		18,588,405	1,600,045

Security	Shares	Value
Eimskipafelag Islands HF	1,546,259	$4,786,450
Hagar HF	5,986,965	2,938,829
Islandsbanki HF(20)	3,417,619	2,996,458
Reginn HF(20)	8,414,968	1,764,699
Reitir Fasteignafelag HF	5,436,483	3,097,643
Siminn HF	26,075,530	2,462,470

Total Iceland		$27,618,161

Vietnam — 0.9%
Bank for Foreign Trade of Vietnam JSC	469,610	$2,002,983
Binh Minh Plastics JSC	73,100	179,090
Coteccons Construction JSC	239,670	658,456
Ho Chi Minh City Infrastructure Investment JSC	1,400,400	982,592
Hoa Phat Group JSC	1,987,870	4,096,272
KIDO Group Corp.	55,900	151,861
Masan Group Corp.	224,600	1,312,160
Mobile World Investment Corp.	372,000	2,845,496
Refrigeration Electrical Engineering Corp.(20)	703,160	1,686,147
SSI Securities Corp.	301,892	718,031
Viet Capital Securities JSC	658,778	1,428,225
Vietnam Dairy Products JSC	569,396	2,135,847
Vietnam Prosperity JSC Bank(20)	795,882	2,110,787
Vietnam Technological & Commercial Joint Stock Bank(20)	1,075,000	2,560,565
Vingroup JSC(20)	658,180	3,076,981

Total Vietnam		$25,945,493

Total Common Stocks (identified cost $90,080,282)		$104,335,236

Reinsurance Side Cars — 0.8%
Security	Principal Amount/ Shares	Value
Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(7)(11)(21)	$7,100,000	$7,036,100
Mt. Logan Re Ltd., Series A-1(11)(20)(21)(22)	8,600	8,451,423
Sussex Capital, Ltd., Series 14, Preference Shares(11)(20)(21)(22)	7,500	7,545,493

Total Reinsurance Side Cars (identified cost $23,200,000)		$23,033,016

Warrants — 0.0%(13)

Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(20)	383,780	$92,107

Total Warrants (identified cost $0)		$92,107

Short-Term Investments — 13.0%

Affiliated Fund — 8.1%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(23)		243,049,262	$243,049,262

Total Affiliated Fund (identified cost $243,048,320)			$243,049,262

Repurchase Agreements — 2.5%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/27/21 with an interest rate of 0.10% payable by the Portfolio, collateralized by $4,906,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $6,487,623(24)		$6,838	$6,838,035
Dated 7/27/21 with a maturity date of 8/2/21, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of $48,409,257, collateralized by GBP 15,859,805 United Kingdom Gilt Bond, 0.25%, due 3/22/52 and a market value, including accrued interest, of $47,976,053		48,411	48,411,274
Nomura International PLC:
Dated 7/27/21 with an interest rate of 0.25% payable by the Portfolio, collateralized by $14,656,000 Qatar Government International Bond, 4.817%, due 3/14/49 and a market value, including accrued interest, of $19,380,880(24)		20,306	20,305,522

Total Repurchase Agreements (identified cost $75,554,831)			$75,554,831

Sovereign Government Securities — 0.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.2%
Georgia Treasury Bill:
0.00%, 12/9/21	GEL	8,507	$2,649,239
0.00%, 2/10/22	GEL	5,291	1,623,749
0.00%, 6/9/22	GEL	1,771	529,402

Total Georgia			$4,802,390

Uruguay — 0.4%
Uruguay Monetary Regulation Bill:
0.00%, 12/3/21	UYU	438,905	$9,849,529
0.00%, 2/25/22	UYU	110,198	2,431,858

Total Uruguay			$12,281,387

Total Sovereign Government Securities (identified cost $17,163,734)			$17,083,777

U.S. Treasury Obligations — 1.8%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill:
0.00%, 8/5/21(25)		$30,000	$29,999,937
0.00%, 8/26/21(25)		11,870	11,869,743
0.00%, 9/9/21(25)		13,130	13,129,446

Total U.S. Treasury Obligations (identified cost $54,999,002)			$54,999,126

Total Short-Term Investments (identified cost $390,765,887)			$390,686,996

Total Purchased Options and Swaptions — 0.2% (identified cost $8,837,561)			$4,604,891

Total Investments — 89.1% (identified cost $2,652,514,062)			$2,672,696,848

Total Written Options — (0.0)%(13) (premiums received $510,426)			$(196,702)

Securities Sold Short — (3.3)%

Common Stocks — (0.9)%

Security		Shares	Value
United Kingdom — (0.7)%
Ashmore Group PLC		(3,562,400)	$(18,812,915)
Royal Dutch Shell PLC, Class A ADR		(77,600)	(3,152,112)

Total United Kingdom			$(21,965,027)

United States — (0.2)%
Chevron Corp.		(29,100)	$(2,962,671)
Exxon Mobil Corp.		(50,500)	(2,907,285)

Total United States			$(5,869,956)

Total Common Stocks (proceeds $32,725,911)			$(27,834,983)

Sovereign Government Bonds — (2.4)%
Security		Principal Amount (000’s omitted)	Value
Qatar — (0.9)%
Qatar Government International Bond, 4.817%, 3/14/49(6)	USD	(19,562)	$(25,509,904)

Total Qatar			$(25,509,904)

United Kingdom — (1.5)%
United Kingdom Gilt Bond, 0.25%, 3/22/52(6)(17)	GBP	(15,053)	$(45,517,213)

Total United Kingdom			$(45,517,213)

Value
Total Sovereign Government Bonds (proceeds $65,689,741)	$(71,027,117)

Total Securities Sold Short (proceeds $98,415,652)	$(98,862,100)

Other Assets, Less Liabilities — 14.2%	$426,826,523

Net Assets — 100.0%	$3,000,464,569

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2021.

(3)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(4)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(5)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2021 of all interest only securities comprising the certificate.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $852,198,035 or 28.4% of the Portfolio’s net assets.

(7)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $48,029,002 or 1.6% of the Portfolio’s net assets.

(8)	Step coupon security. Interest rate represents the rate in effect at July 31, 2021.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at July 31, 2021.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(16)	Fixed-rate loan.

(17)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(18)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(19)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(20)	Non-income producing security.

(21)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(22)	Restricted security.

(23)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(24)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Interest Rate Swaptions — 0.1%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	319,670,000	12/15/21	$132,161
Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	392,480,000	1/7/22	150,965
Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	196,240,000	1/10/22	75,405
Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	772,660,000	1/12/22	296,641
Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	215,774,000	1/17/22	88,697
Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	348,448,000	1/27/22	145,532
Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	921,190,000	2/10/22	515,456
Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	243,850,000	2/16/22	233,167
Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	243,850,000	2/21/22	353,440
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	186,950,000	2/23/22	269,295
Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	243,850,000	2/23/22	385,745

Total					$2,646,504

Purchased Call Options — 0.1%

Description	Counterparty	Notional Amount			Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	1,221,400,000		1.06%	12/19/22	$1,344,004
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	596,500,000		1.09	1/4/23	614,383

Total							$1,958,387

Written Currency Options — (0.0)%(13)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put INR/Call USD	Barclays Bank PLC	USD	42,770,000	INR	80.25	2/9/22	$(181,431)
Put INR/Call USD	Standard Chartered Bank	USD	3,600,000	INR	80.25	2/9/22	(15,271)

Total							$(196,702)

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
PHP	1,003,020	USD	20,626	8/4/21	$(558)
RUB	512,884,105	USD	6,942,537	8/4/21	68,780
RUB	537,096,169	USD	7,280,937	8/4/21	61,368
RUB	474,417,797	USD	6,424,143	8/4/21	61,326
USD	20,572	PHP	1,000,400	8/4/21	556
USD	6,729,564	RUB	490,298,944	8/4/21	26,994
USD	6,727,662	RUB	490,298,943	8/4/21	25,092
USD	7,449,705	RUB	543,800,184	8/4/21	15,753
RUB	495,401,963	USD	6,765,106	8/9/21	3,922
RUB	599,697,113	USD	8,207,833	8/9/21	(13,746)
RUB	573,623,326	USD	7,857,385	8/9/21	(19,563)
RUB	264,947,901	USD	3,639,938	8/9/21	(19,767)
RUB	391,106,812	USD	5,374,081	8/9/21	(30,112)
NZD	21,013,147	USD	14,704,088	8/11/21	(64,491)
NZD	15,356,277	USD	11,097,828	8/11/21	(399,301)
NZD	35,323,805	USD	25,374,855	8/11/21	(765,202)
USD	34,561,718	NZD	47,823,711	8/11/21	1,243,536
USD	14,704,088	NZD	21,013,147	8/11/21	64,491
RUB	23,500,000	USD	316,921	8/16/21	3,957
RUB	802,300,000	USD	11,016,534	8/16/21	(61,619)
KRW	23,329,006,606	USD	20,870,466	8/18/21	(642,477)
PEN	26,135,390	USD	6,715,157	8/20/21	(280,418)
PEN	26,726,648	USD	6,883,876	8/20/21	(303,564)
USD	2,125,526	PEN	8,585,000	8/20/21	11,831
USD	849,010	PEN	3,430,000	8/20/21	4,517
GBP	2,100,000	USD	2,921,223	8/23/21	(2,088)
GBP	14,435,765	USD	20,452,707	8/23/21	(386,067)
GBP	32,882,661	USD	46,570,112	8/23/21	(861,101)
USD	2,470,672	GBP	1,779,536	8/23/21	(2,998)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	459,518	GBP	333,000	8/23/21	$(3,373)
AUD	76,800,000	USD	59,451,494	8/24/21	(3,086,170)
USD	26,040,217	AUD	35,000,000	8/24/21	352,895
NZD	11,687,317	USD	8,166,513	8/26/21	(24,543)
NZD	21,722,283	USD	15,178,445	8/26/21	(45,617)
NZD	79,200,000	USD	55,657,958	8/26/21	(483,278)
USD	60,062,926	NZD	83,859,502	8/26/21	1,642,203
USD	16,508,121	NZD	23,625,218	8/26/21	49,613
USD	6,836,837	NZD	9,784,382	8/26/21	20,547
NZD	34,654	USD	25,258	9/1/21	(1,117)
NZD	44,298,937	USD	32,287,901	9/1/21	(1,427,710)
USD	9,233,611	NZD	12,668,496	9/1/21	408,293
USD	7,302,566	NZD	10,019,107	9/1/21	322,906
USD	8,146	NZD	11,176	9/1/21	360
USD	40,397,507	NZD	57,510,260	9/7/21	335,099
USD	10,536,600	NZD	15,000,000	9/7/21	87,401
CLP	522,545,000	USD	726,655	9/8/21	(38,831)
RUB	445,000,000	USD	5,940,811	9/8/21	117,400
RUB	573,872,205	USD	7,830,702	9/8/21	(18,031)
PEN	8,000,000	USD	2,033,037	9/9/21	(63,421)
PEN	49,267,997	USD	12,768,361	9/9/21	(638,484)
COP	2,400,000,000	USD	621,918	9/10/21	(4,303)
COP	23,968,930,000	USD	6,631,161	9/10/21	(463,006)
AUD	37,700,000	USD	29,221,647	9/13/21	(1,550,164)
BRL	7,701,972	USD	1,542,987	9/13/21	(72,273)
BRL	7,533,505	USD	1,512,236	9/13/21	(73,691)
EUR	37,486,570	USD	44,211,286	9/15/21	294,632
EUR	19,643,367	USD	23,167,034	9/15/21	154,548
EUR	12,790,378	USD	15,104,924	9/15/21	80,447
EUR	4,500,000	USD	5,314,320	9/15/21	28,304
EUR	3,508,478	USD	4,143,372	9/15/21	22,067
EUR	726,204	USD	885,451	9/15/21	(23,266)
RUB	573,872,206	USD	7,807,806	9/15/21	(8,370)
RUB	573,872,206	USD	7,818,966	9/15/21	(19,529)
RUB	688,048,385	USD	9,394,511	9/15/21	(43,319)
RUB	697,268,806	USD	9,556,314	9/15/21	(79,808)
RUB	1,485,531,194	USD	20,357,830	9/15/21	(168,133)
USD	237,604,022	EUR	194,871,173	9/15/21	6,243,284
USD	216,081,165	EUR	177,219,180	9/15/21	5,677,750
USD	88,068,818	EUR	72,229,728	9/15/21	2,314,097
USD	87,318,120	EUR	71,614,042	9/15/21	2,294,371
USD	80,960,703	EUR	66,400,000	9/15/21	2,127,324
USD	66,354,936	EUR	54,421,066	9/15/21	1,743,543
USD	46,131,841	EUR	37,835,075	9/15/21	1,212,160
USD	37,865,251	EUR	31,055,223	9/15/21	994,947
USD	18,619,511	EUR	15,270,810	9/15/21	489,246
USD	15,526,355	EUR	12,733,955	9/15/21	407,971
USD	15,100,398	EUR	12,384,606	9/15/21	396,778
USD	61,761,658	EUR	51,800,000	9/15/21	262,124

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	9,259,230	EUR	7,593,967	9/15/21	$243,296
USD	6,706,082	EUR	5,500,000	9/15/21	176,209
USD	1,998,857	EUR	1,692,569	9/15/21	(10,646)
USD	3,006,813	EUR	2,546,075	9/15/21	(16,014)
USD	6,967,664	EUR	5,900,000	9/15/21	(37,109)
USD	10,264,460	EUR	8,691,624	9/15/21	(54,668)
RUB	466,662,344	USD	6,376,632	9/16/21	(35,808)
RUB	466,662,344	USD	6,377,800	9/16/21	(36,976)
CLP	956,000,000	USD	1,272,969	9/20/21	(14,959)
CLP	3,080,323,342	USD	4,272,471	9/20/21	(219,042)
CLP	3,868,331,658	USD	5,361,810	9/20/21	(271,434)
COP	16,107,370,000	USD	4,333,473	9/20/21	(190,556)
BRL	9,242,366	USD	1,848,355	9/22/21	(85,526)
AUD	128,375,671	USD	96,292,023	9/23/21	(2,060,776)
NZD	22,321,194	USD	15,527,738	9/23/21	20,003
USD	60,606,464	AUD	80,800,000	9/23/21	1,297,058
USD	32,971,723	NZD	47,397,000	9/23/21	(42,474)
RUB	912,030,000	USD	12,370,282	9/24/21	(1,918)
RUB	863,210,000	USD	11,729,194	9/24/21	(22,895)
RUB	863,200,000	USD	11,732,661	9/24/21	(26,498)
NZD	7,482,125	USD	5,278,415	9/28/21	(66,926)
USD	24,596,932	NZD	34,866,021	9/28/21	311,871
USD	10,557,065	NZD	14,964,584	9/28/21	133,856
BRL	8,215,436	USD	1,646,802	9/29/21	(81,243)
IDR	643,633,000,000	USD	44,015,113	9/30/21	275,384
RUB	403,098,255	USD	5,502,777	9/30/21	(44,127)
RUB	409,887,779	USD	5,595,699	9/30/21	(45,107)
RUB	409,887,779	USD	5,601,389	9/30/21	(50,796)
USD	46,326,267	IDR	677,429,000,000	9/30/21	(289,844)
USD	5,985,180	RUB	446,920,000	9/30/21	(66,892)
USD	6,714,595	RUB	501,080,000	9/30/21	(70,898)
BRL	2,000,000	USD	383,083	10/4/21	(2,200)
BRL	7,701,972	USD	1,536,832	10/4/21	(70,055)
BRL	8,215,437	USD	1,640,070	10/4/21	(75,508)
RUB	287,696,285	USD	3,807,748	10/8/21	81,786
RUB	256,664,289	USD	3,395,673	10/8/21	74,321
PEN	17,137,962	USD	4,399,200	10/12/21	(179,045)
PEN	52,532,003	USD	13,208,288	10/12/21	(272,493)
BRL	7,701,972	USD	1,537,630	10/13/21	(72,807)
KRW	28,851,993,394	USD	25,070,378	10/25/21	(77,985)
RUB	543,800,184	USD	7,330,256	11/8/21	(16,767)
RUB	490,298,943	USD	6,619,131	11/8/21	(25,172)
RUB	490,298,944	USD	6,620,996	11/8/21	(27,037)

					$15,434,507

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	6,559,947	HUF	2,349,398,331	Standard Chartered Bank	8/2/21	$12,733	$—
EUR	7,445,147	HUF	2,669,776,568	Standard Chartered Bank	8/2/21	3,372	—
HUF	2,509,587,489	EUR	6,877,853	BNP Paribas	8/2/21	139,866	—
HUF	2,509,587,410	EUR	6,878,017	BNP Paribas	8/2/21	139,671	—
USD	1,870,705	EUR	1,573,879	Standard Chartered Bank	8/2/21	3,692	—
CRC	1,315,442,000	USD	2,116,662	Citibank, N.A.	8/4/21	3,104	—
CRC	1,315,442,000	USD	2,142,553	Citibank, N.A.	8/4/21	—	(22,787)
USD	2,117,003	CRC	1,315,442,000	Citibank, N.A.	8/4/21	—	(2,764)
USD	2,116,662	CRC	1,315,442,000	Citibank, N.A.	8/4/21	—	(3,104)
USD	632,911	UAH	18,000,000	BNP Paribas	8/4/21	—	(37,957)
PLN	75,013,743	EUR	16,399,350	BNP Paribas	8/5/21	17,076	—
PLN	150,473,357	EUR	32,930,011	BNP Paribas	8/5/21	—	(5,885)
PLN	5,800,000	EUR	1,273,272	Citibank, N.A.	8/5/21	—	(4,952)
PLN	74,568,900	EUR	16,306,463	HSBC Bank USA, N.A.	8/5/21	11,799	—
UYU	162,313,000	USD	3,724,484	HSBC Bank USA, N.A.	8/5/21	—	(9,144)
EUR	8,985,332	USD	10,600,336	Bank of America, N.A.	8/6/21	59,125	—
EUR	5,500,000	USD	6,497,214	Bank of America, N.A.	8/6/21	27,535	—
EUR	6,235,704	USD	7,371,239	Bank of America, N.A.	8/6/21	26,289	—
EUR	6,316,842	USD	7,467,939	Bank of America, N.A.	8/6/21	25,845	—
EUR	3,914,449	USD	4,626,964	Bank of America, N.A.	8/6/21	16,818	—
EUR	1,000,000	USD	1,181,312	Bank of America, N.A.	8/6/21	5,006	—
EUR	523,854	USD	619,805	Bank of America, N.A.	8/6/21	1,653	—
EUR	14,173,617	USD	16,815,180	Bank of America, N.A.	8/6/21	—	(762)
EUR	3,508,478	USD	4,155,266	Citibank, N.A.	8/6/21	6,905	—
EUR	4,255,336	USD	5,014,441	Deutsche Bank AG	8/6/21	33,741	—
EUR	3,073,732	USD	3,627,158	Goldman Sachs International	8/6/21	19,266	—
EUR	13,655,546	USD	16,111,306	Standard Chartered Bank	8/6/21	88,514	—
EUR	8,040,000	USD	9,475,502	Standard Chartered Bank	8/6/21	62,495	—
EUR	4,000,000	USD	4,714,180	Standard Chartered Bank	8/6/21	31,092	—
EUR	1,674,988	USD	1,978,136	Standard Chartered Bank	8/6/21	8,932	—
EUR	1,512,901	USD	1,787,185	Standard Chartered Bank	8/6/21	7,596	—
EUR	538,804	USD	634,473	Standard Chartered Bank	8/6/21	4,720	—
EUR	696,189	USD	822,180	Standard Chartered Bank	8/6/21	3,721	—
EUR	5,655,000	USD	6,709,689	Standard Chartered Bank	8/6/21	—	(1,061)
EUR	1,573,879	USD	1,870,843	Standard Chartered Bank	8/6/21	—	(3,722)
EUR	8,823,352	USD	10,475,482	Standard Chartered Bank	8/6/21	—	(8,181)
EUR	7,197,860	USD	8,494,771	UBS AG	8/6/21	44,181	—
EUR	2,626,649	USD	3,090,305	UBS AG	8/6/21	25,736	—
EUR	876,362	USD	1,031,101	UBS AG	8/6/21	8,544	—
EUR	759,557	USD	894,956	UBS AG	8/6/21	6,121	—
MXN	155,500,000	USD	7,478,568	Bank of America, N.A.	8/6/21	329,922	—
MXN	155,500,000	USD	7,487,355	Bank of America, N.A.	8/6/21	321,136	—
USD	26,593,885	EUR	22,478,898	Goldman Sachs International	8/6/21	—	(73,237)
USD	4,725,143	EUR	4,000,000	Standard Chartered Bank	8/6/21	—	(20,129)
USD	4,134,899	EUR	3,508,478	Standard Chartered Bank	8/6/21	—	(27,272)
USD	19,491,216	EUR	16,500,000	Standard Chartered Bank	8/6/21	—	(83,032)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,646,735	EUR	5,612,588	UBS AG	8/6/21	$—	$(11,579)
USD	4,477,392	EUR	3,800,000	UBS AG	8/6/21	—	(30,617)
USD	17,239,695	EUR	14,600,000	UBS AG	8/6/21	—	(80,549)
USD	15,215,700	MXN	311,000,000	Deutsche Bank AG	8/6/21	—	(401,280)
USD	24,648,268	THB	794,395,377	Standard Chartered Bank	8/6/21	479,109	—
CRC	1,040,200,000	USD	1,693,668	Citibank, N.A.	8/9/21	—	(17,572)
MYR	52,560,420	USD	12,638,666	Barclays Bank PLC	8/9/21	—	(226,700)
USD	1,683,744	CRC	1,040,200,000	Citibank, N.A.	8/9/21	7,648	—
USD	6,843,442	UAH	188,879,000	Standard Chartered Bank	8/9/21	—	(184,683)
USD	18,829,134	CNH	122,692,899	JPMorgan Chase Bank, N.A.	8/10/21	—	(139,321)
USD	852,730	UZS	9,098,627,000	Standard Chartered Bank	8/11/21	—	(1)
UZS	9,098,627,000	USD	844,342	ICBC Standard Bank plc	8/11/21	8,389	—
USD	6,097,339	UAH	164,430,000	Citibank, N.A.	8/13/21	—	(14,718)
USD	6,089,807	UAH	164,440,000	Citibank, N.A.	8/13/21	—	(22,622)
THB	436,476,745	USD	13,369,173	Standard Chartered Bank	8/16/21	—	(90,344)
USD	54,108,972	THB	1,766,549,716	Standard Chartered Bank	8/16/21	365,650	—
USD	23,053,597	ZAR	326,302,593	Citibank, N.A.	8/16/21	817,554	—
USD	8,140,797	ZAR	115,505,342	Citibank, N.A.	8/16/21	269,631	—
EGP	203,940,000	USD	12,458,155	Goldman Sachs International	8/17/21	483,864	—
HUF	950,000,000	EUR	2,679,661	Bank of America, N.A.	8/18/21	—	(39,067)
HUF	1,586,928,436	EUR	4,450,638	Citibank, N.A.	8/18/21	—	(34,879)
HUF	950,000,000	EUR	2,679,806	Citibank, N.A.	8/18/21	—	(39,239)
HUF	2,405,045,431	EUR	6,742,461	Citibank, N.A.	8/18/21	—	(49,732)
HUF	2,710,050,366	EUR	7,597,752	Citibank, N.A.	8/18/21	—	(56,299)
HUF	1,300,000,000	EUR	3,689,101	Citibank, N.A.	8/18/21	—	(79,799)
HUF	2,767,975,767	EUR	7,759,548	Goldman Sachs International	8/18/21	—	(56,790)
HUF	4,600,000,000	EUR	12,930,065	Standard Chartered Bank	8/18/21	—	(135,611)
USD	1,921,019	OMR	754,000	BNP Paribas	8/19/21	—	(37,085)
USD	12,911,740	UAH	362,949,000	Bank of America, N.A.	8/20/21	—	(557,234)
USD	43,018,585	OMR	16,897,700	BNP Paribas	8/23/21	—	(862,665)
USD	16,150,754	ZAR	231,010,685	Citibank, N.A.	8/23/21	422,516	—
USD	16,124,704	ZAR	231,471,740	Citibank, N.A.	8/23/21	365,074	—
USD	7,733,688	ZAR	110,472,534	Citibank, N.A.	8/23/21	212,224	—
HUF	4,315,027,085	EUR	12,232,370	Goldman Sachs International	8/24/21	—	(253,071)
HUF	4,315,027,087	EUR	12,235,703	Goldman Sachs International	8/24/21	—	(257,027)
HUF	5,173,160,465	EUR	14,669,049	Goldman Sachs International	8/24/21	—	(308,166)
USD	3,461,430	ZAR	49,731,968	BNP Paribas	8/24/21	75,889	—
SEK	95,100,000	USD	11,429,667	Standard Chartered Bank	8/25/21	—	(380,384)
SEK	289,350,858	USD	35,032,037	Standard Chartered Bank	8/25/21	—	(1,413,537)
USD	44,125,277	SEK	384,450,858	Standard Chartered Bank	8/25/21	—	(542,506)
USD	5,615,895	UAH	158,986,000	Bank of America, N.A.	8/25/21	—	(277,099)
USD	26,816,272	OMR	10,530,750	BNP Paribas	8/26/21	—	(530,169)
EUR	1,669,091	HUF	600,000,000	Standard Chartered Bank	8/30/21	—	(2,110)
EUR	1,568,096	HUF	564,000,000	Standard Chartered Bank	8/30/21	—	(2,991)
EUR	3,196,025	HUF	1,150,000,000	Standard Chartered Bank	8/30/21	—	(7,683)
HUF	3,775,650,000	EUR	10,743,156	Standard Chartered Bank	8/30/21	—	(271,552)
PLN	55,996,897	EUR	12,505,432	Citibank, N.A.	9/8/21	—	(307,970)
PLN	62,256,103	EUR	13,907,295	Citibank, N.A.	9/8/21	—	(347,184)
USD	3,007,751	ZAR	42,744,405	Citibank, N.A.	9/8/21	103,464	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,262,564	ZAR	74,842,309	Standard Chartered Bank	9/8/21	$177,370	$—
GEL	2,225,648	USD	688,970	ICBC Standard Bank plc	9/9/21	20,276	—
USD	7,861,882	UAH	218,010,000	BNP Paribas	9/9/21	—	(190,109)
USD	7,861,622	UAH	218,160,000	BNP Paribas	9/9/21	—	(195,910)
USD	7,302,267	UAH	202,930,000	Goldman Sachs International	9/9/21	—	(192,759)
EUR	1,990,500	PLN	9,000,000	JPMorgan Chase Bank, N.A.	9/10/21	26,536	—
EUR	2,470,908	PLN	11,350,000	Standard Chartered Bank	9/10/21	—	(13,231)
EUR	2,469,828	PLN	11,350,000	Standard Chartered Bank	9/10/21	—	(14,512)
PLN	11,300,000	EUR	2,481,622	Citibank, N.A.	9/10/21	—	(12,468)
PLN	15,600,000	EUR	3,433,969	Citibank, N.A.	9/10/21	—	(26,726)
PLN	16,000,000	EUR	3,530,653	Citibank, N.A.	9/10/21	—	(37,661)
PLN	41,781,785	EUR	9,335,135	Citibank, N.A.	9/10/21	—	(235,248)
PLN	45,675,527	EUR	10,208,936	Citibank, N.A.	9/10/21	—	(261,728)
PLN	28,925,852	EUR	6,468,231	Goldman Sachs International	9/10/21	—	(169,328)
PLN	32,139,836	EUR	7,190,160	Goldman Sachs International	9/10/21	—	(191,985)
USD	12,703,140	THB	397,144,621	Standard Chartered Bank	9/10/21	622,476	—
UYU	117,298,776	USD	2,659,173	HSBC Bank USA, N.A.	9/10/21	12,300	—
ZAR	151,700,000	USD	10,905,593	Citibank, N.A.	9/13/21	—	(604,842)
ZAR	11,300,000	USD	771,688	HSBC Bank USA, N.A.	9/13/21	—	(4,394)
CAD	10,284,151	USD	8,469,230	Bank of America, N.A.	9/15/21	—	(226,244)
USD	3,687,755	ZAR	51,293,286	Standard Chartered Bank	9/15/21	205,720	—
USD	377,590	THB	11,768,341	Standard Chartered Bank	9/16/21	19,619	—
USD	7,185,025	UAH	199,600,000	Bank of America, N.A.	9/16/21	—	(174,550)
USD	7,423,435	UAH	207,485,000	JPMorgan Chase Bank, N.A.	9/20/21	—	(219,492)
EGP	71,100,000	USD	4,415,875	Citibank, N.A.	9/23/21	56,810	—
USD	4,361,014	ZAR	62,898,521	BNP Paribas	9/23/21	95,511	—
USD	4,136,528	ZAR	59,678,362	HSBC Bank USA, N.A.	9/23/21	89,402	—
EGP	229,850,000	USD	14,304,384	Citibank, N.A.	9/28/21	137,928	—
EGP	208,022,500	USD	12,968,984	Citibank, N.A.	9/28/21	101,827	—
EGP	167,600,000	USD	10,445,622	Credit Agricole Corporate and Investment Bank	9/28/21	85,296	—
EGP	275,820,000	USD	17,195,761	HSBC Bank USA, N.A.	9/28/21	135,014	—
EUR	3,177,201	HUF	1,120,000,000	Bank of America, N.A.	9/30/21	73,941	—
HUF	1,600,000,000	EUR	4,497,854	Deutsche Bank AG	9/30/21	—	(56,932)
HUF	6,472,540,630	EUR	18,372,554	Goldman Sachs International	9/30/21	—	(440,772)
HUF	6,041,040,000	EUR	17,198,338	Standard Chartered Bank	9/30/21	—	(471,498)
USD	5,518,840	ZAR	79,571,149	BNP Paribas	9/30/21	127,479	—
USD	10,304,461	ZAR	149,656,315	Goldman Sachs International	10/1/21	165,753	—
MYR	116,764,000	USD	27,984,182	Credit Agricole Corporate and Investment Bank	10/4/21	—	(487,656)
USD	13,315,120	ZAR	193,325,896	Citibank, N.A.	10/4/21	222,943	—
USD	12,647,947	ZAR	189,326,938	Standard Chartered Bank	10/4/21	—	(173,418)
USD	15,473,962	ZAR	231,673,062	Standard Chartered Bank	10/4/21	—	(215,115)
MYR	110,675,580	USD	26,528,183	Credit Agricole Corporate and Investment Bank	10/6/21	—	(467,043)
USD	14,120,892	ZAR	204,836,149	Bank of America, N.A.	10/7/21	254,504	—
USD	9,970,085	ZAR	144,836,925	Bank of America, N.A.	10/7/21	165,347	—
USD	9,969,982	ZAR	144,836,926	Standard Chartered Bank	10/7/21	165,244	—
USD	24,646,603	THB	794,360,002	Standard Chartered Bank	10/8/21	485,766	—
KES	764,700,000	USD	6,460,252	Standard Chartered Bank	10/12/21	477,817	—
KES	509,790,000	USD	4,306,750	Standard Chartered Bank	10/12/21	318,538	—
USD	6,079,569	OMR	2,390,000	Standard Chartered Bank	10/12/21	—	(123,787)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UYU	46,940,262	USD	1,050,705	HSBC Bank USA, N.A.	10/13/21	$13,338	$—
USD	13,340,666	THB	436,476,746	Standard Chartered Bank	10/18/21	65,523	—
USD	164,859	THB	5,393,823	Standard Chartered Bank	10/18/21	810	—
EGP	60,356,250	USD	3,671,305	Bank of America, N.A.	10/19/21	101,008	—
EGP	488,721,000	USD	29,790,978	Citibank, N.A.	10/19/21	754,466	—
EGP	207,425,000	USD	12,897,479	UBS AG	10/19/21	66,745	—
USD	39,927,020	CNH	260,000,000	Bank of America, N.A.	10/20/21	—	(35,969)
USD	53,594,831	CNH	349,000,000	Bank of America, N.A.	10/20/21	—	(47,795)
GEL	38,944,800	USD	11,242,725	Goldman Sachs International	10/21/21	1,041,254	—
HUF	861,476,922	EUR	2,386,925	Citibank, N.A.	10/25/21	7,405	—
HUF	861,476,922	EUR	2,385,243	Goldman Sachs International	10/25/21	9,404	—
HUF	861,476,922	EUR	2,396,843	Goldman Sachs International	10/25/21	—	(4,380)
HUF	861,476,921	EUR	2,397,687	Goldman Sachs International	10/25/21	—	(5,382)
HUF	861,476,922	EUR	2,398,471	Goldman Sachs International	10/25/21	—	(6,314)
HUF	814,940,492	EUR	2,272,992	Standard Chartered Bank	10/25/21	—	(10,827)
EGP	426,970,000	USD	26,034,756	Goldman Sachs International	10/28/21	588,803	—
USD	18,442,153	OMR	7,245,000	Bank of America, N.A.	10/28/21	—	(358,156)
USD	35,659,705	OMR	14,000,000	Credit Agricole Corporate and Investment Bank	10/28/21	—	(669,396)
HUF	3,775,640,000	EUR	10,422,686	Standard Chartered Bank	10/29/21	75,986	—
HUF	2,669,776,568	EUR	7,419,403	Standard Chartered Bank	10/29/21	—	(5,045)
HUF	2,349,398,331	EUR	6,537,014	Standard Chartered Bank	10/29/21	—	(13,891)
USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	—	(957,874)
EGP	244,463,000	USD	14,915,375	Goldman Sachs International	11/8/21	281,162	—
UZS	9,352,774,000	USD	844,342	ICBC Standard Bank plc	11/12/21	9,428	—
EGP	314,980,000	USD	19,182,704	Bank of America, N.A.	11/22/21	314,382	—
EGP	100,940,000	USD	6,138,036	Citibank, N.A.	12/1/21	93,114	—
EGP	100,717,500	USD	6,116,695	Goldman Sachs International	12/2/21	98,843	—
GEL	16,061,500	USD	4,608,355	Goldman Sachs International	12/7/21	401,025	—
UYU	47,863,645	USD	1,055,335	HSBC Bank USA, N.A.	1/11/22	10,938	—
UYU	227,619,000	USD	5,078,514	Citibank, N.A.	1/24/22	—	(21,230)
USD	40,155,317	AED	148,012,500	BNP Paribas	1/31/22	—	(139,746)
USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	—	(148,480)
KES	643,630,000	USD	5,449,873	Standard Chartered Bank	2/8/22	262,571	—
UYU	117,299,000	USD	2,594,307	HSBC Bank USA, N.A.	2/9/22	3,548	—
USD	42,719,148	AED	157,394,000	BNP Paribas	2/22/22	—	(129,333)
USD	19,404,125	OMR	7,620,000	Standard Chartered Bank	2/22/22	—	(339,238)
USD	38,900,204	OMR	15,280,000	Standard Chartered Bank	2/22/22	—	(690,163)
KES	705,380,000	USD	6,044,387	ICBC Standard Bank plc	2/23/22	197,882	—
KES	352,994,000	USD	3,022,209	ICBC Standard Bank plc	2/23/22	101,616	—
UGX	68,235,820,000	USD	17,116,380	Standard Chartered Bank	2/28/22	1,216,077	—
KES	639,150,000	USD	5,448,849	Standard Chartered Bank	3/2/22	199,643	—
KES	637,900,000	USD	5,449,808	Standard Chartered Bank	3/4/22	185,453	—
KES	645,640,000	USD	5,531,055	Standard Chartered Bank	3/8/22	168,165	—
UGX	17,964,400,000	USD	4,519,346	Standard Chartered Bank	3/14/22	290,391	—
UGX	9,038,710,000	USD	2,272,746	Standard Chartered Bank	3/14/22	147,252	—
USD	12,633,111	BHD	4,816,500	Bank of America, N.A.	3/14/22	—	(81,167)
USD	9,612,169	OMR	4,139,000	BNP Paribas	3/14/22	—	(1,108,953)
USD	25,194,536	SAR	95,903,000	Standard Chartered Bank	3/14/22	—	(343,664)
USD	60,660,554	SAR	230,838,000	Standard Chartered Bank	3/14/22	—	(809,755)
UGX	29,524,990,000	USD	7,427,670	ICBC Standard Bank plc	3/16/22	473,375	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	17,011,383	BHD	6,518,000	BNP Paribas	3/16/22	$—	$(193,759)
USD	25,249,372	BHD	9,636,500	Standard Chartered Bank	3/16/22	—	(187,473)
USD	12,624,854	BHD	4,866,250	Standard Chartered Bank	3/16/22	—	(220,271)
USD	25,617,465	SAR	97,103,000	BNP Paribas	3/24/22	—	(238,738)
USD	38,426,649	SAR	145,637,000	HSBC Bank USA, N.A.	3/24/22	—	(352,996)
USD	45,976,495	SAR	174,090,000	Standard Chartered Bank	3/28/22	—	(378,392)
KES	315,200,000	USD	2,696,322	Standard Chartered Bank	4/1/22	73,156	—
UGX	34,825,000,000	USD	9,128,440	Standard Chartered Bank	5/10/22	63,400	—
KES	235,200,000	USD	2,078,106	Standard Chartered Bank	5/11/22	—	(28,280)
KES	257,553,000	USD	2,264,202	ICBC Standard Bank plc	5/18/22	—	(23,453)
KES	460,000,000	USD	4,031,551	Standard Chartered Bank	5/20/22	—	(31,463)
KES	467,765,000	USD	4,087,069	Standard Chartered Bank	6/6/22	—	(36,488)
KES	231,620,000	USD	2,026,422	Goldman Sachs International	6/8/22	—	(21,711)
KES	467,340,000	USD	4,086,926	Standard Chartered Bank	6/8/22	—	(42,018)
UGX	35,147,800,000	USD	9,298,360	Standard Chartered Bank	6/13/22	—	(111,957)
UGX	36,563,109,603	USD	9,683,027	ICBC Standard Bank plc	6/21/22	—	(148,630)
UGX	17,415,100,000	USD	4,597,439	Standard Chartered Bank	6/23/22	—	(58,785)
UGX	18,421,960,000	USD	4,841,514	JPMorgan Chase Bank, N.A.	7/5/22	—	(56,907)
UGX	35,766,460,000	USD	9,399,858	Standard Chartered Bank	7/5/22	—	(110,486)
UGX	57,448,570,397	USD	15,078,365	Goldman Sachs International	7/6/22	—	(161,909)
OMR	7,500,000	USD	18,796,992	BNP Paribas	8/29/22	580,911	—
USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(719,836)
USD	33,420,810	AED	123,212,500	Standard Chartered Bank	12/12/22	—	(105,152)
USD	33,420,899	AED	123,220,500	Standard Chartered Bank	12/12/22	—	(107,239)
USD	29,801,366	OMR	11,800,000	BNP Paribas	12/14/22	—	(625,464)
USD	58,402,155	AED	215,000,000	BNP Paribas	3/1/23	—	(85,565)
USD	81,979,737	AED	301,839,143	BNP Paribas	3/6/23	—	(130,148)
USD	30,000,000	AED	110,456,400	BNP Paribas	3/13/23	—	(47,053)
USD	109,556,452	AED	403,354,537	BNP Paribas	3/13/23	—	(166,618)
USD	12,664,006	SAR	47,604,000	Standard Chartered Bank	3/13/23	11,388	—
USD	146,927,878	AED	540,959,063	Standard Chartered Bank	3/15/23	—	(226,391)
USD	20,104,768	BHD	7,651,000	Standard Chartered Bank	3/15/23	35,323	—
USD	22,725,930	OMR	8,900,000	Standard Chartered Bank	3/15/23	—	(184,090)
USD	9,511,645	AED	35,000,000	BNP Paribas	6/21/23	—	(6,498)
USD	9,036,785	SAR	34,000,000	Standard Chartered Bank	7/13/23	6,137	—

						$17,300,557	$(24,315,760)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/11/21	COP	56,853,500	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$14,660,521	$(156,061)
8/12/21	COP	68,623,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,695,539	(220,097)
8/12/21	COP	63,301,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	16,323,285	(221,458)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/13/21	COP	25,772,500	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$6,645,823	$(28,929)
8/16/21	COP	69,263,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	17,811,538	49,045
8/16/21	COP	69,263,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	17,860,583	(33,274)
8/16/21	COP	25,884,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	6,674,755	(35,236)
8/17/21	COP	63,759,700	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	16,441,387	(129,196)
8/20/21	COP	13,831,930	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,566,769	(9,580)
8/23/21	COP	35,547,800	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	9,166,529	(74,121)
8/25/21	COP	21,465,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	5,535,297	85,321
8/26/21	COP	29,239,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,539,866	(14,929)
8/27/21	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	5,237,504	67,763
8/30/21	COP	83,774,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	21,602,527	200,601
8/31/21	COP	100,529,300	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	25,922,976	273,798
9/3/21	COP	69,263,320	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	17,860,578	143,260
9/3/21	COP	67,019,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	17,282,001	173,356
9/14/21	COP	50,103,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	12,919,959	82,998
9/15/21	COP	69,263,330	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	17,860,580	265,765
9/17/21	COP	40,075,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	10,333,961	87,839
9/22/21	COP	66,790,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,222,795	133,907
9/24/21	COP	57,441,200	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	14,812,068	124,599
9/27/21	COP	66,792,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,223,337	101,394
9/29/21	COP	66,792,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	17,223,337	69,134
9/30/21	COP	33,396,060	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	8,611,671	63,675
10/5/21	COP	184,613,440	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	47,605,322	268,922

						$1,268,496

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	216	Long	8/31/21	$16,288,560	$303,109
Equity Futures
E-mini S&P 500 Index	84	Long	9/17/21	18,435,900	742,139
SPI 200 Index	182	Long	9/16/21	24,428,714	73,912
SGX CNX Nifty Index	(522)	Short	8/26/21	(16,507,306)	97,585
Interest Rate Futures
Euro-Bund	(196)	Short	9/8/21	(41,053,390)	(1,167,347)
Euro-Buxl	(471)	Short	9/8/21	(120,147,902)	(8,392,440)
U.S. 5-Year Treasury Note	(515)	Short	9/30/21	(64,089,336)	(313,415)
U.S. 10-Year Treasury Note	(1,290)	Short	9/21/21	(173,444,531)	(2,872,335)
U.S. Long Treasury Bond	(123)	Short	9/21/21	(20,260,406)	(1,019,054)
U.S. Ultra-Long Treasury Bond	(11)	Short	9/21/21	(2,194,844)	(113,760)

					$(12,661,606)

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	56,810	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	0.62% (pays upon termination)	3/15/28	$(5,063,538)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(1,575,112)
USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(1,700,621)
USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(1,700,621)
USD	39,960	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(1,771,842)
USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(1,765,620)
USD	22,375	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(974,107)
USD	43,660	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	1.00% (pays upon termination)	3/12/27	(5,717,893)
USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	562,691
USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	377,061
USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	1,818,620
USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	1,813,029

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	$1,907,324
USD	39,960	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	1,907,163
USD	22,375	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	1,058,902
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(40,992)

							$(10,865,556)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$6,177,555

							$6,177,555

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	354,128	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	$(819,658)	$—	$(819,658)
BRL	463,519	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	467,422	—	467,422
BRL	1,544,575	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(2,673,902)	—	(2,673,902)
BRL	2,244,640	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	(3,966,806)	—	(3,966,806)
BRL	3,674,499	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	3,504,576	—	3,504,576
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	497,435	—	497,435
COP	15,180,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	85,649	—	85,649
COP	100,029,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	717,690	—	717,690
COP	11,171,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	104,356	—	104,356
COP	11,171,850	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	99,241	—	99,241
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(523,997)	—	(523,997)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(762,962)	—	(762,962)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	$(986,010)	$—	$(986,010)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(442,782)	—	(442,782)
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	29,756	—	29,756
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	43,554	—	43,554
COP	7,859,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	(6,797)	—	(6,797)
COP	13,831,930	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.62% (pays quarterly)	11/26/25	5,217	—	5,217
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	140,909	—	140,909
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	120,325	—	120,325
COP	14,924,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	96,288	—	96,288
COP	15,877,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.55% (pays quarterly)	11/26/25	17,993	—	17,993
COP	17,793,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	86,465	—	86,465
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	119,632	—	119,632
COP	25,880,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	111,790	—	111,790
COP	27,035,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.53% (pays quarterly)	11/26/25	35,310	—	35,310
COP	28,292,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.50% (pays quarterly)	11/26/25	47,342	—	47,342
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	205,816	—	205,816
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	183,648	—	183,648
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	142,480	—	142,480
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	117,145	—	117,145
COP	29,849,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.12% (pays quarterly)	11/26/25	170,362	—	170,362
COP	31,578,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	167,098	—	167,098
COP	33,040,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	(46,420)	—	(46,420)
COP	33,392,440	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.81% (pays quarterly)	11/26/25	(8,860)	—	(8,860)
COP	38,732,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.14% (pays quarterly)	11/26/25	215,411	—	215,411
COP	40,070,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.92% (pays quarterly)	11/26/25	(71,251)	—	(71,251)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	57,435,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.86% (pays quarterly)	11/26/25	$(56,576)	$—	$(56,576)
COP	63,445,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.90% (pays quarterly)	11/26/25	(90,288)	—	(90,288)
COP	65,915,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	217,937	—	217,937
COP	66,784,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	34,677	—	34,677
COP	66,784,856	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.78% (pays quarterly)	11/26/25	(4,831)	—	(4,831)
COP	73,300,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	387,868	—	387,868
COP	184,593,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.76% (pays quarterly)	11/26/25	53,046	—	53,046
COP	64,177,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	313,031	—	313,031
COP	129,615,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	635,137	—	635,137
COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	134,391	—	134,391
COP	38,614,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	114,942	—	114,942
COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	51,157	—	51,157
COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	73,368	—	73,368
COP	12,790,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	81,045	—	81,045
EUR	10,000	Receives	6-month EURIBOR (pays semi-annually)	(0.47)% (pays annually)	5/4/23	(7,397)	(45)	(7,442)
EUR	1,700	Receives	6-month EURIBOR (pays semi-annually)	(0.48)% (pays annually)	5/6/23	(629)	13	(616)
EUR	1,700	Receives	6-month EURIBOR (pays semi-annually)	(0.48)% (pays annually)	5/10/23	(670)	—	(670)
EUR	1,850	Receives	6-month EURIBOR (pays semi-annually)	(0.47)% (pays annually)	5/14/23	(1,248)	—	(1,248)
EUR	4,750	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	5/25/23	(3,982)	18	(3,964)
EUR	5,493	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(163,404)	49,558	(113,846)
EUR	9,682	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(287,988)	31,149	(256,839)
EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(136,735)	(16)	(136,751)
EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(17,951)	8	(17,943)
EUR	872	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(38,900)	—	(38,900)
EUR	3,970	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(131,127)	(2)	(131,129)
EUR	30,400	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(40,949)	8	(40,941)
EUR	6,047	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	287,906	(12)	287,894

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	72,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	$590,492	$—	$590,492
MXN	1,955,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.96% (pays monthly)	6/24/25	374,367	—	374,367
MXN	1,955,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.91% (pays monthly)	6/25/25	292,172	—	292,172
MXN	1,539,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.60% (pays monthly)	7/8/26	777,626	—	777,626
USD	2,481	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(138,123)	—	(138,123)
USD	5,590	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(202,695)	—	(202,695)
USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(329,230)	—	(329,230)
USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(35,849)	—	(35,849)
USD	2,978	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(94,201)	—	(94,201)
USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(269,057)	—	(269,057)
USD	742	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(27,414)	—	(27,414)
USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(54,090)	—	(54,090)
USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(8,607)	—	(8,607)
USD	20,810	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	147,993	—	147,993
USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	18,010	—	18,010
USD	3,742	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	26,160	—	26,160
USD	14,000	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	122,395	—	122,395
USD	79,700	Receives	3-month USD-LIBOR (pays quarterly)	1.25% (pays semi-annually)	6/30/25	(401,377)	—	(401,377)
USD	39,752	Receives	3-month USD-LIBOR (pays quarterly)	1.28% (pays semi-annually)	7/3/25	(223,201)	—	(223,201)
USD	39,948	Receives	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	7/3/25	(210,465)	—	(210,465)
USD	33,046	Receives	3-month USD-LIBOR (pays quarterly)	0.89% (pays semi-annually)	7/15/26	(191,106)	—	(191,106)
USD	33,954	Receives	3-month USD-LIBOR (pays quarterly)	0.92% (pays semi-annually)	7/15/26	(250,166)	—	(250,166)
USD	59,173	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(2,966,552)	—	(2,966,552)
USD	59,130	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	81,848	—	81,848
USD	26,160	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	919,293	—	919,293
USD	3,189	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(58,487)	—	(58,487)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(48,460)	—	(48,460)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	2,190	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	$(175,144)	$—	$(175,144)
USD	1,462	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(102,355)	—	(102,355)
USD	1,561	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(112,296)	—	(112,296)
USD	9,369	Receives	3-month USD-LIBOR (pays quarterly)	1.03% (pays semi-annually)	6/19/50	1,385,336	—	1,385,336
ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(4,562)	229	(4,333)
ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	39,392	1,546	40,938
ZAR	419,363	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	352,288	1,548	353,836
ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	481,361	1,802	483,163
ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	398,901	1,753	400,654
ZAR	444,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.03% (pays quarterly)	6/30/26	486,682	1,958	488,640

Total						$(783,826)	$89,515	$(694,311)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	54,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	$(2,790)
BNP Paribas	MYR	49,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	4,560
BNP Paribas	MYR	49,200	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	4,557
Goldman Sachs International	MYR	39,100	Pays	3-month MYR KLIBOR (pays quarterly)	2.52% (pays quarterly)	7/16/26	5,854
Goldman Sachs International	MYR	11,900	Pays	3-month MYR KLIBOR (pays quarterly)	2.50% (pays quarterly)	7/19/26	(1,834)
Standard Chartered Bank	MYR	87,600	Pays	3-month MYR KLIBOR (pays quarterly)	2.53% (pays quarterly)	7/16/26	23,098
Standard Chartered Bank	MYR	38,800	Pays	3-month MYR KLIBOR (pays quarterly)	2.49% (pays quarterly)	7/19/26	(8,190)

							$25,255

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Peru	$62,705	1.00% (pays quarterly)(1)	6/20/26	1.03%	$(5,563)	$(325,155)	$(330,718)
Turkey	14,870	1.00% (pays quarterly)(1)	12/20/21	2.18	(52,413)	226,078	173,665

Total	$77,575				$(57,976)	$(99,077)	$(157,053)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Malaysia	$162,817	1.00% (pays quarterly)(1)	6/20/26	$(3,990,018)	$4,287,974	$297,956
Markit CDX Emerging Markets Index (CDX.EM.31.V2)	940	1.00% (pays quarterly)(1)	6/20/24	29	(15,892)	(15,863)
Mexico	9,690	1.00% (pays quarterly)(1)	6/20/26	(32,919)	(13,675)	(46,594)
Philippines	45,900	1.00% (pays quarterly)(1)	6/20/26	(1,125,809)	1,185,491	59,682
Qatar	52,167	1.00% (pays quarterly)(1)	12/20/22	(685,523)	(5,271)	(690,794)
Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(640,584)	(676,159)	(1,316,743)
Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(640,611)	(676,269)	(1,316,880)
Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(1,545,410)	(1,537,359)	(3,082,769)
Russia	368,448	1.00% (pays quarterly)(1)	6/20/26	(2,622,921)	(672,263)	(3,295,184)
Saudi Arabia	47,234	1.00% (pays quarterly)(1)	6/20/26	(1,033,770)	675,790	(357,980)
Saudi Arabia	61,170	1.00% (pays quarterly)(1)	6/20/31	(86,344)	(135,492)	(221,836)
South Africa	101,209	1.00% (pays quarterly)(1)	6/20/26	4,736,775	(5,723,459)	(986,684)
South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	3,338,725	(3,660,426)	(321,701)
South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	6,533,228	(7,600,382)	(1,067,154)
Turkey	147,494	1.00% (pays quarterly)(1)	6/20/26	17,970,859	(9,126,412)	8,844,447

Total				$20,175,707	$(23,693,804)	$(3,518,097)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$9,800	1.00% (pays quarterly)(1)	6/20/26	1.13%	$(48,002)	$41,261	$(6,741)
Vietnam	Barclays Bank PLC	6,200	1.00% (pays quarterly)(1)	6/20/26	1.13	(30,541)	29,502	(1,039)
Vietnam	Barclays Bank PLC	2,120	1.00% (pays quarterly)(1)	6/20/26	1.13	(10,384)	9,906	(478)
Vietnam	Goldman Sachs International	19,880	1.00% (pays quarterly)(1)	6/20/24	0.71	189,806	(171,444)	18,362
Vietnam	Goldman Sachs International	5,900	1.00% (pays quarterly)(1)	6/20/26	1.13	(29,063)	28,074	(989)
Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	6/20/26	1.13	(17,144)	8,152	(8,992)

Total		$47,400				$54,672	$(54,549)	$123

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Dubai	Barclays Bank PLC	$6,348	1.00% (pays quarterly)(1)	12/20/24	$(73,071)	$(71,461)	$(144,532)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(110,182)	(107,847)	(218,029)
Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	640,481	(649,522)	(9,041)
Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	597,953	(605,155)	(7,202)
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	(16,729)	(158,738)	(175,467)
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	87,711	(214,590)	(126,879)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	(42,293)	465	(41,828)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(131,523)	5,786	(125,737)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	Barclays Bank PLC	$45,001	1.00% (pays quarterly)(1)	6/20/31	$(62,271)	$(819,661)	$(881,932)
South Africa	Goldman Sachs International	59,340	1.00% (pays quarterly)(1)	6/20/31	8,810,800	(9,490,301)	(679,501)
South Africa	Goldman Sachs International	229,800	1.00% (pays quarterly)(1)	6/20/31	34,120,692	(36,810,153)	(2,689,461)

Total					$43,821,568	$(48,921,177)	$(5,099,609)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $124,975,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	8,425	Market value of 11,251,978 common shares of Al Yah Satellite Communications Company in USD minus Notional Amount (pays upon termination)	1-month USD-LIBOR + 0.75% on Notional Amount (pays monthly)	8/12/22	$118,187
Citibank, N.A.	USD	66,000	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	9/16/21	(129,320)
Citibank, N.A.	USD	56,400	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	9/16/21	(117,828)
Citibank, N.A.	USD	51,700	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	9/16/21	(115,498)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	165,000	Excess Return on Bloomberg Commodity 5 Month Forward Index(pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25%(pays upon termination)	9/22/21	$325,098
JPMorgan Chase Bank, N.A.	CNY	120,090	Total Return on Shenzhen Stock Exchange Composite Index(pays upon termination)	3-month USD-LIBOR minus 8.50% on $18,565,004 (pays quarterly)	10/18/21	(371,280)

						$(290,641)

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

THB	-	Thai Baht

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

UZS	-	Uzbekistani Som

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2021 were $58,428,002 or 1.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, cross-currency swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, cross-currency swaps and swaptions, inflation swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Restricted Securities

At July 31, 2021, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$8,600,000	$8,451,423
Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	7,500,000	7,545,493

Total Restricted Securities			$16,100,000	$15,996,916

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $243,049,262, which represents 8.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$316,280,512	$1,694,190,137	$(1,767,422,822)	$493	$942	$243,049,262	$203,773	243,049,262

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$5,433,089	$—	$5,433,089
U.S. Government Guaranteed Small Business Administration Loans	—	29,638,341	—	29,638,341
Convertible Bonds	—	4,789,988	—	4,789,988
Foreign Corporate Bonds	—	205,148,843	20,303,172	225,452,015
Loan Participation Notes	—	—	56,367,704	56,367,704
Senior Floating-Rate Loans	—	—	861,778	861,778
Sovereign Government Bonds	—	1,642,315,482	—	1,642,315,482
Sovereign Loans	—	185,086,205	—	185,086,205
Common Stocks	17,320,270	87,014,966 *	—	104,335,236
Reinsurance Side Cars	—	—	23,033,016	23,033,016
Warrants	92,107	—	—	92,107
Short-Term Investments —
Affiliated Fund	—	243,049,262	—	243,049,262
Repurchase Agreements	—	75,554,831	—	75,554,831
Sovereign Government Securities	—	17,083,777	—	17,083,777
U.S. Treasury Obligations	—	54,999,126	—	54,999,126
Purchased Interest Rate Swaptions	—	2,646,504	—	2,646,504
Purchased Call Options	—	1,958,387	—	1,958,387
Total Investments	$17,412,377	$2,554,718,801	$100,565,670	$2,672,696,848
Forward Foreign Currency Exchange Contracts	$—	$49,586,774	$—	$49,586,774
Non-deliverable Bond Forward Contracts	—	2,191,377	—	2,191,377
Futures Contracts	1,045,248	171,497	—	1,216,745
Swap Contracts	—	109,542,489	—	109,542,489
Total	$18,457,625	$2,716,210,938	$100,565,670	$2,835,234,233

Liability Description
Securities Sold Short	$(9,022,068)	$(89,840,032)	$—	$(98,862,100)
Written Currency Options	—	(196,702)	—	(196,702)
Forward Foreign Currency Exchange Contracts	—	(41,167,470)	—	(41,167,470)
Non-deliverable Bond Forward Contracts	—	(922,881)	—	(922,881)
Futures Contracts	(13,878,351)	—	—	(13,878,351)
Swap Contracts	—	(51,285,731)	—	(51,285,731)
Total	$(22,900,419)	$(183,412,816)	$—	$(206,313,235)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Warrants	Total
Balance as of October 31, 2020	$1,381,786	$35,326,462	$52,169,729	$—	$0	$88,877,977
Realized gains (losses)	—	(395,988)	—	—	59,223	(336,765)
Change in net unrealized appreciation (depreciation)	—	5,201,970	(2,433,928)	(166,984)	—	2,601,058
Cost of purchases	—	165,813	6,891,424	23,200,000	—	30,257,237
Proceeds from sales, including return of capital	(520,008)	(19,843,090)	—	—	(59,223)	(20,422,321)
Accrued discount (premium)	—	(151,995)	(259,521)	—	—	(411,516)
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—

Balance as of July 31, 2021	$861,778	$20,303,172	$56,367,704	$23,033,016	$—	$100,565,670

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2021	$—	$2,720,369	$(2,433,928)	$(166,984)	$—	$119,457

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2021:

Type of Investment	Fair Value as of July 31, 2021	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Senior Floating-Rate Loans	$861,778	Estimated Recovery Value	Estimated Recovery Value Percentage	33.05%	Increase
Foreign Corporate Bonds	20,303,172	Matrix Pricing	Credit Spread to Iceland Government Bond Yield	1.25%	Decrease
Loan Participation Notes	56,367,704	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.86%	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.